PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation expenses	¥ 139,470	¥ 80,009	¥ 41,004